Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about foreign currency risk explanatory [Table Text Block]
	Cash and	Trade	Trade
	Restricted Cash	Receivables	Payable
As at December 31, 2017
Denominated in US$	$10,747	$1,238	$344,045
Denominated in A$	189,913	1,628	149,019
Denominated in C$	1,556	615	329,588
	$202,216	$3,481	$822,652